Concentrations	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
Concentrations
17.	Concentrations:

The Company’s revenue is derived from the following customers:

	2013	2012	2011
COSCON	$301,842	$281,469	$168,395
CSCL Asia	134,434	151,658	161,218
K-Line	76,148	76,359	62,519
HL USA	59,115	58,980	57,406
MOL	52,997	42,011	42,165
Other	52,554	50,317	73,907

	$677,090	$660,794	$565,610